Amount owing by shareholders and related party	12 Months Ended
Dec. 31, 2023
Amount Owing By Shareholders And Related Party
Amount owing by shareholders and related party

7. Amount owing by shareholders and related party

The amount owing by shareholders and related party are non-trade in nature, unsecured, and interest-free. They are expected to be settled by cash and are repayable on demand.